Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Sales, net of discounts	$ 1,218,680		$ 1,908,674			$ 4,763
Cost of Goods Sold	913,385		1,397,983			(2,020)
Gross Profit	305,294		510,690			2,743
Operating Expenses
Selling, general and administrative	171,123	90,951	484,996	296,676	463,749	358,007
Marketing and Advertising	38,579		93,474
Penalty on payroll taxes				12,807	12,807
Depreciation expense	9,630	1,000	(24,998)	2,996	3,995	3,993
Financing Cost				22,500
Professional fees	122,929		388,298
Salaries and wages	123,033		179,230	6,437	6,437	11,845
Operating Expenses/(Loss)	465,294	91,951	1,157,226	341,417	486,988	373,845
Loss from Operations	(160,000)	(91,951)	(646,535)	(341,417)	(486,988)	(371,102)
Other Non-Operating Income and Expenses
Gain on shares issued for services
Interest expense	(146,969)	(16,439)	(402,082)	(34,231)	(124,963)	(32,063)
Forgiveness of debt				6,849	6,849
Extraordinary items				15,042	15,042	(87,577)
Net Income/(Loss) before income taxes	(306,969)	(108,390)	(1,048,617)	(353,758)	(590,059)	(490,742)
Provision for income taxes
Net Ordinary Loss	(306,969)	(108,390)	(1,048,617)	(353,758)
Other Income / Expense
Other Income - Other	59		59
Net Income/(Loss)	$ (306,910)	$ (108,390)	$ (1,048,559)	$ (353,758)	$ (590,059)	$ (490,742)
Basic and Diluted Loss per Share - Common Stock	$ (0.0031)	$ 0	$ (0.0106)	$ 0	$ (0.02)	$ (0.02)
Weighted Average Number of Shares Outstanding:
Basic and Diluted Common Stock	98,963,753	33,685,624	98,963,753	29,931,607	36,430,248	27,297,364